SUBSEQUENT EVENTS (Narrative) (Details)	12 Months Ended
	Nov. 30, 2012 USD ($) M D	Nov. 30, 2012 CAD
Subsequent Events 1	5,000	5,000
Subsequent Events 2	30	30
Subsequent Events 3	8,500	8,500
Subsequent Events 4	5.00%	5.00%
Subsequent Events 5	30	30
Subsequent Events 6		200,000
Subsequent Events 7	6.00%	6.00%
Subsequent Events 8	100,000	100,000
Subsequent Events 9		0.50
Subsequent Events 10	24	24
Subsequent Events 11	500,000
Subsequent Events 12	1,801,480	1,801,480
Subsequent Events 13		3,000,000
Subsequent Events 14	750,000,000	750,000,000
Subsequent Events 15	9.00%	9.00%
Subsequent Events 16	9.00%	9.00%
Subsequent Events 17	24	24
Subsequent Events 18		35,000